Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Long-term rental deposits	¥ 53,966,563	¥ 63,854,202